O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF
Investment Objective
The Fund seeks to track the performance (before fees and expenses) of the FTSE Emerging Qual/Vol/Yield 5% Capped Factor Index (the "Emerging Markets Target Index").
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses ( expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Prospectus Summary) O'Shares FTSE Russell Emerging Markets Quality Dividend ETF O'Shares FTSE Russell Emerging Markets Quality Dividend ETF
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.58%
[1]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") of OSI ETF Trust (the "Trust") has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	1 YEAR	3 YEARS
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF | USD ($)	59	186

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to track the performance (before fees and expenses) of the Emerging Markets Target Index.

The Emerging Markets Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in emerging markets exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the "Index Provider"). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Emerging Markets Target Index are selected from the FTSE Emerging Index. As of November 30, 2016, the Emerging Markets Target Index consisted of 324 securities with a market capitalization of between $305.7 million and $223.5 billion, with an average market capitalization of $34.9 million.

The Emerging Markets Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the FTSE Emerging Index that have exposure to the following three factors:  1) quality, 2) low volatility and 3) yield.  The "quality" factor combines measures of profitability (return on assets, asset turnover ratio and accruals) and leverage.  The "low volatility" factor is calculated using the standard deviation of five years of weekly local total returns.  The "yield" factor is calculated using the company's twelve month trailing dividend yield.  Consecutive "factor tilts" are applied to the equity securities in the FTSE Emerging Index, resulting in the re-weighting of the equity securities according to the scores assigned to these factors.  Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity, country and industry) are satisfied, thereby adjusting the final weights in the Emerging Markets Target Index. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Emerging Markets Target Index's investable universe includes real estate investment trusts ("REITs").

The Fund expects to employ a replication strategy in seeking to track the performance of the Emerging Market Target Index, which means it intends to replicate the constituent securities of the Emerging Market Target Index as closely as possible. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may use a representative sampling strategy whereby the Fund would hold a significant number of the component securities of the Emerging Market Target Index, but may not track the Emerging Market Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Emerging Market Target Index and in depositary receipts representing such securities. To the extent that the Emerging Market Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Emerging Market Target Index, but which Vident Investment Advisory, LLC (the "Sub-Adviser") believes will help the Fund track the Emerging Market Target Index. For example, there may be instances in which the Sub-Adviser may choose to purchase or sell investments including exchange-traded fund ("ETF") and other investment company securities, and cash and cash equivalents as substitutes for one or more Emerging Market Target Index components or in anticipation of changes in the Emerging Market Target Index's components.

The Index Provider, in consultation with an affiliate of O'Shares Investment Advisers, LLC (the "Adviser"), developed the Emerging Market Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Emerging Market Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk . The Fund has a limited number of financial institutions that may act as authorized participants ("Authorized Participants"). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and/or delisting from the Exchange.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk . Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk . To the extent that the Emerging Markets Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk . The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such a company's securities.

Emerging Markets Risk. Investments in securities of issuers in emerging market countries are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.  Some economies in emerging markets are dependent on a range of commodities, and are strongly affected by international commodity prices. Other emerging market economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Equity Investing Risk . An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk . The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund's operating expenses may be higher and performance may be lower.

Foreign Investment Risk . Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund's investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund's returns.

Geographic Concentration Risk . Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Index-Related Risk . The Fund is managed with an investment strategy that attempts to track the performance of the Emerging Markets Target Index. As a result, the Fund expects to hold constituent securities of the Emerging Markets Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

There is no assurance that the Index Provider will compile the Emerging Markets Target Index accurately, or that the Emerging Markets Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Emerging Markets Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Emerging Markets Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. The Emerging Markets Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk . Because the Fund's underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk . The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk . Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk . The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk . The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk . The Emerging Markets Target Index, and thus the Fund, seeks to achieve specific factor exposures.  There can be no assurance that targeting exposure to such factors will enhance the Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments.  There is no guarantee the Index Provider's methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk . Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk . Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk . A REIT is a company that owns or finances income-producing real estate. The Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types.  REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk .  To the extent the Fund uses a representative sampling approach , it will hold a smaller number of securities than are in the Emerging Markets Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Emerging Markets Target Index.  Conversely, a positive development relating to a security in the Emerging Markets Target Index that is not held by the Fund could cause the Fund to underperform the Emerging Markets Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk . Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk . To the extent the Emerging Markets Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk . Tracking error is the divergence of the Fund's performance from that of the Emerging Markets Target Index.  Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Emerging Markets Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Target Index. In addition, the Fund's NAV may deviate from the Emerging Markets Target Index if the Fund fair values a portfolio security at a price other than the price used by the Emerging Markets Target Index for that security.  To the extent the Fund uses a representative sampling strategy to track the Emerging Markets Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk . There is a risk that the present and future volatility of a security, relative to the FTSE Emerging Index, will not be the same as it historically has been and thus that the Emerging Markets Target Index will not be exposed to the less volatile securities in the FTSE Emerging Index. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.